UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.6%
AUSTRALIA 5.7%
AIRPORTS 0.9%
Sydney Airport	289,760	$1,062,347

MARINE PORTS 1.2%
Asciano Ltd.	275,930	1,500,730

PIPELINES—C-CORP 0.3%
APA Group	76,700	427,174

RAILWAYS 0.8%
Aurizon Holdings Ltd.	229,170	1,000,550

TOLL ROADS 2.5%
Macquarie Atlas Roads Group	140,000	319,985
Transurban Group	443,601	2,814,081
		3,134,066
TOTAL AUSTRALIA		7,124,867

BRAZIL 0.7%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	95,900	819,107

CANADA 4.6%
MARINE PORTS 0.6%
Westshore Terminals Investment Corp.	27,108	815,306

PIPELINES—C-CORP 4.0%
AltaGas Ltd.	7,014	249,291
Enbridge	65,322	2,728,171
TransCanada Corp.	45,405	1,994,638
		4,972,100
TOTAL CANADA		5,787,406

CHINA 1.7%
ELECTRIC—INTEGRATED ELECTRIC 0.3%
Huadian Power International Corp. Ltd., Class H (HKD)	1,011,600	404,332

GAS DISTRIBUTION 0.5%
Towngas China Co. Ltd. (Cayman Island) (HKD)	670,000	609,020

TOLL ROADS 0.3%
Zhejiang Expressway Co., Ltd., Class H (HKD)	412,000	380,877

WATER 0.6%
China Water Affairs Group Ltd. (Bermuda) (HKD)	1,758,000	666,398
TOTAL CHINA		2,060,627

	Number of Shares	Value

FRANCE 11.5%
AIRPORTS 1.4%
Aeroports de Paris	16,910	$1,770,428

COMMUNICATIONS—SATELLITES 1.1%
Eutelsat Communications	42,336	1,338,500

ELECTRIC—INTEGRATED ELECTRIC 2.1%
GDF Suez	106,199	2,667,977

TOLL ROADS 5.7%
Groupe Eurotunnel SA	139,500	1,271,424
Vinci SA	99,788	5,800,875
		7,072,299
WATER 1.2%
Veolia Environnement	90,868	1,552,001
TOTAL FRANCE		14,401,205

GERMANY 1.9%
AIRPORTS 0.3%
Fraport AG	4,901	343,981

ELECTRIC—INTEGRATED ELECTRIC 1.6%
E.ON AG	96,420	1,715,310
RWE AG	10,200	346,909
		2,062,219
TOTAL GERMANY		2,406,200

HONG KONG 1.1%
ELECTRIC—REGULATED ELECTRIC 0.5%
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	86,000	596,552

GAS DISTRIBUTION 0.6%
Hong Kong and China Gas Co., Ltd.	347,600	832,709
TOTAL HONG KONG		1,429,261

ITALY 4.2%
ELECTRIC 1.0%
INTEGRATED ELECTRIC 0.8%
Enel S.p.A.	246,800	945,558

REGULATED ELECTRIC 0.2%
Terna Rete Elettrica Nazionale S.p.A.	71,300	321,785
TOTAL ELECTRIC		1,267,343

	Number of Shares	Value
GAS DISTRIBUTION 1.1%
Snam S.p.A.	280,013	$1,418,286

TOLL ROADS 2.1%
Atlantia S.p.A.	125,671	2,555,311
TOTAL ITALY		5,240,940

JAPAN 16.5%
ELECTRIC—INTEGRATED ELECTRIC 1.0%
Chubu Electric Power Co.	46,300	634,008
Chugoku Electric Power Co. (The)	41,100	652,281
		1,286,289
GAS DISTRIBUTION 1.8%
Osaka Gas Co., Ltd.	515,000	2,190,040

RAILWAYS 13.7%
Central Japan Railway Co.	58,000	7,422,962
East Japan Railway Co.	81,200	6,972,155
West Japan Railway Co.	61,800	2,643,766
		17,038,883
TOTAL JAPAN		20,515,212

LUXEMBOURG 1.6%
COMMUNICATIONS—SATELLITES
SES SA	71,087	2,033,997

MEXICO 1.3%
AIRPORTS 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,447	380,914

TOLL ROADS 1.0%
OHL Mexico SAB de CV(a)	363,332	956,247
Promotora y Operadora de Infraestructura SAB de CV(a)	29,800	288,176
		1,244,423
TOTAL MEXICO		1,625,337

NEW ZEALAND 0.7%
AIRPORTS
Auckland International Airport Ltd.	300,205	826,547

PORTUGAL 1.0%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	328,630	1,200,386

	Number of Shares	Value
SPAIN 5.7%
ELECTRIC—INTEGRATED ELECTRIC 0.8%
Iberdrola SA	165,100	$959,312

GAS DISTRIBUTION 0.2%
Enagas SA	12,000	294,083

TOLL ROADS 4.7%
Abertis Infraestructuras SA	178,779	3,474,337
Ferrovial SA	132,330	2,379,212
		5,853,549
TOTAL SPAIN		7,106,944

SWITZERLAND 0.8%
AIRPORTS
Flughafen Zuerich AG	1,917	1,010,593

UNITED KINGDOM 4.1%
COMMUNICATIONS—SATELLITES 0.5%
Inmarsat PLC	51,000	585,379

ELECTRIC 3.2%
INTEGRATED ELECTRIC 1.3%
SSE PLC	68,850	1,642,940

REGULATED ELECTRIC 1.9%
National Grid PLC	204,181	2,414,659
TOTAL ELECTRIC		4,057,599

WATER 0.4%
United Utilities Group PLC	40,390	451,827
TOTAL UNITED KINGDOM		5,094,805

UNITED STATES 35.5%
COMMUNICATIONS—TOWERS 12.4%
American Tower Corp.	89,354	6,623,812
Crown Castle International Corp.(a)	73,750	5,385,963
SBA Communications Corp., Class A(a)	42,690	3,434,837
		15,444,612
ELECTRIC 11.8%
INTEGRATED ELECTRIC 7.4%
Dominion Resources VA	56,400	3,523,872
Exelon Corp.	43,580	1,291,711
NextEra Energy	39,045	3,129,847
Pattern Energy Group(a)	7,129	166,819

	Number of Shares	Value
PPL Corp.	37,429	$1,137,093
		9,249,342
REGULATED ELECTRIC 4.4%
CenterPoint Energy	51,790	1,241,406
Duke Energy Corp.	23,330	1,557,978
PG&E Corp.	53,140	2,174,489
Wisconsin Energy Corp.	13,261	535,479
		5,509,352
TOTAL ELECTRIC		14,758,694

GAS DISTRIBUTION 2.8%
Atmos Energy Corp.	15,538	661,763
Sempra Energy	32,790	2,806,824
		3,468,587
PIPELINES 7.3%
PIPELINES—C-CORP 2.4%
SemGroup Corp., Class A	27,660	1,577,173
Williams Cos. (The)	39,905	1,450,946
		3,028,119
PIPELINES—MLP 4.9%
Access Midstream Partners LP	18,680	902,431
Energy Transfer Equity LP	10,825	712,069
EQT Midstream Partners LP	23,139	1,139,133
MarkWest Energy Partners LP	5,100	368,373
MPLX LP	35,300	1,286,332
PVR Partners LP	13,500	312,120
QEP Midstream Partners LP(a)	17,974	406,931
Tallgrass Energy Partners LP	21,100	491,630
USA Compression Partners LP	19,700	469,254
		6,088,273
TOTAL PIPELINES		9,116,392

SHIPPING 0.4%
Teekay Corp. (Marshall Islands)	12,888	550,962

WATER 0.8%
American Water Works Co.	22,412	925,167
TOTAL UNITED STATES		44,264,414
TOTAL COMMON STOCK (Identified cost—$94,990,110)		122,947,848

		Number of Rights	Value
RIGHTS—Spain 0.1%
TOLL ROADS
Abertis Infraestructuras SA(a)		178,779	$173,898
TOTAL RIGHTS (Identified cost—$135,109)			173,898

		Number of Shares
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)		650,000	650,000
Federated Government Obligations Fund, 0.01%(b)		650,000	650,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,300,000)			1,300,000

TOTAL INVESTMENTS (Identified cost—$96,425,219)	99.8%		124,421,746

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		305,042

NET ASSETS	100.0%		$124,726,788

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Net Assets
Electric	24.0
Toll Roads	16.4
Communications	15.6
Railways	14.5
Pipelines	11.6
Gas Distribution	7.1
Airports	4.4
Water	2.9
Marine Ports	1.8
Other	1.3
Shipping	0.4
100.0

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2013, there were $61,724,137 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$122,947,848	$122,947,848	$—	$—
Rights	173,898	173,898	—	—
Money Market Funds	1,300,000	—	1,300,000	—
Total Investments(a)	$124,421,746	$123,121,746	$1,300,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$96,425,219
Gross unrealized appreciation	$28,597,441
Gross unrealized depreciation	(600,914)
Net unrealized appreciation	$27,996,527

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013